SCHEDULE I (Form 5500) - Schedule of Assets, Liabilities, Income, Expenses, and Transfers for this Plan Year (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Plan name	Home Federal-Grand Island 401(k) Retirement Plan
Plan number	002
Employer Identification Number	47-0465799
Plan Assets and Liabilities:
Total plan assets	$ 8,296,492	$ 7,705,682
Total plan liabilities	0	0
Net plan assets	8,296,492	$ 7,705,682
Income, Expenses, and Transfers for this Plan Year:
Employers contributions received or receivable	134,283
Participants contributions received or receivable	437,544
Others (including rollovers) contributions received or receivable	0
Noncash contributions	0
Other income	1,212,515
Total income	1,784,342
Benefits paid (including direct rollovers)	1,179,858
Corrective distributions	0
Certain deemed distributions of participant loans	0
Administrative service providers (salaries, fees, and commissions)	13,674
Other expenses	0
Total expenses	1,193,532
Net income (loss)	590,810
Transfers to (from) the plan	0
Specific Assets and Compliance
Failure to transmit to participant contributions amount	0
Uncollectible loan amount	0
Uncollectible lease amount	0
Nonexempt transactions with party-in-interest amount	0
Fidelity bond coverage amount	$ 3,000,000
Threshold percentage	20.00%
Concentration investment amount	$ 0
Amount of plan assets reverted to employer	0
Employer common stock
Specific Assets and Compliance
Employer securities	$ 1,112,212